Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans

NOTE 12: EMPLOYEE BENEFIT PLANS

PG&E Corporation and the Utility provide a non-contributory defined benefit pension plan for eligible employees, as well as contributory postretirement medical plans for retirees and their eligible dependents, and non-contributory postretirement life insurance plans for eligible employees and retirees.  The trusts underlying certain of these plans are qualified trusts under the Internal Revenue Code of 1986, as amended (“Code”).  If certain conditions are met, PG&E Corporation and the Utility can deduct payments made to the qualified trusts, subject to certain Code limitations.  PG&E Corporation and the Utility use a December 31 measurement date for all plans.

PG&E Corporation's and the Utility's funding policy is to contribute tax-deductible amounts, consistent with applicable regulatory decisions and federal minimum funding requirements.  Based upon current assumptions and available information, the Utility's minimum funding requirements related to its pension plans was zero.

Change in Plan Assets, Benefit Obligations, and Funded Status

The following tables show the reconciliation of changes in plan assets, benefit obligations, and the plans' aggregate funded status for pension benefits and other benefits for PG&E Corporation during 2012 and 2011:

Pension Benefits

(in millions)	2012	2011
Change in plan assets:
Fair value of plan assets at January 1	$10,993	$10,250
Actual return on plan assets	1,488	1,016
Company contributions	282	230
Benefits and expenses paid	(622)	(503)
Fair value of plan assets at December 31	$12,141	$10,993

Change in benefit obligation:
Projected benefit obligation at January 1	$14,000	$12,071
Service cost for benefits earned	396	320
Interest cost	658	660
Actuarial loss	1,099	1,450
Plan amendments	9	-
Transitional costs	1	2
Benefits and expenses paid	(622)	(503)
Projected benefit obligation at December 31 (1)	$15,541	$14,000

Funded status:
Current liability	$(6)	$(5)
Noncurrent liability	(3,394)	(3,002)
Accrued benefit cost at December 31	$(3,400)	$(3,007)
(1) PG&E Corporation's accumulated benefit obligation was $13,778 million and $12,285 million at December 31, 2012 and 2011, respectively

.

Other Benefits

(in millions)	2012	2011
Change in plan assets:
Fair value of plan assets at January 1	$1,491	$1,337
Actual return on plan assets	191	95
Company contributions	149	137
Plan participant contribution	55	52
Benefits and expenses paid	(128)	(130)
Fair value of plan assets at December 31	$1,758	$1,491

Change in benefit obligation:
Benefit obligation at January 1	$1,885	$1,755
Service cost for benefits earned	49	42
Interest cost	83	91
Actuarial loss	(23)	63
Plan amendments	5	-
Benefits paid	(119)	(130)
Federal subsidy on benefits paid	5	12
Plan participant contributions	55	52
Benefit obligation at December 31	$1,940	$1,885

Funded status:
Noncurrent liability	$(181)	$(394)
Accrued benefit cost at December 31	$(181)	$(394)

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

During 2012, the Utility's defined benefit pension plan was amended to include a new cash balance benefit formula.  Eligible employees hired after December 31, 2012 will participate in the cash balance benefit.  Eligible employees hired before January 1, 2013 will have a one-time opportunity to elect to participate in the cash balance benefit going forward, beginning on January 1, 2014 or to continue participating in the existing defined benefit plan.  As long as pension benefit costs continue to be recoverable through customer rates, PG&E Corporation and the Utility anticipate that this amendment will have no impact on net income.

Components of Net Periodic Benefit Cost

Net periodic benefit cost as reflected in PG&E Corporation's Consolidated Statements of Income for 2012, 2011, and 2010 was as follows:

Pension Benefits

(in millions)	2012	2011	2010
Service cost for benefits earned	$396	$320	$279
Interest cost	658	660	645
Expected return on plan assets	(598)	(669)	(624)
Amortization of prior service cost	20	34	53
Amortization of unrecognized loss	123	50	44
Net periodic benefit cost	599	395	397
Less: transfer to regulatory account (1)	(301)	(139)	(233)
Total	$298	$256	$164
(1) The Utility recorded $301 million, $139 million, and $233 million for the years ended December 31, 2012, 2011, and 2010, respectively, to a regulatory account as the amounts are probable of recovery from customers in future rates

Other Benefits

(in millions)	2012	2011	2010
Service cost for benefits earned	$49	$42	$36
Interest cost	83	91	88
Expected return on plan assets	(77)	(82)	(74)
Amortization of transition obligation	24	26	26
Amortization of prior service cost	25	27	25
Amortization of unrecognized loss (gain)	6	4	3
Net periodic benefit cost	$110	$108	$104

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Components of Accumulated Other Comprehensive Income

PG&E Corporation and the Utility record the net periodic benefit cost for pension benefits and other benefits as a component of accumulated other comprehensive income, net of tax.  Net periodic benefit cost is composed of unrecognized prior service costs, unrecognized gains and losses, and unrecognized net transition obligations as components of accumulated other comprehensive income, net of tax.

Regulatory adjustments are recorded in the Consolidated Statements of Income and Consolidated Balance Sheets to reflect the difference between pension expense or income calculated in accordance with GAAP for accounting purposes and pension expense or income for ratemaking, which is based on a funding approach.  A regulatory adjustment is also recorded for the amounts that would otherwise be charged to accumulated other comprehensive income for the pension benefits related to the Utility's defined benefit pension plan.  The Utility would record a regulatory liability for a portion of the credit balance in accumulated other comprehensive income, should the other benefits be in an overfunded position.  However, this recovery mechanism does not allow the Utility to record a regulatory asset for an underfunded position related to other benefits.  Therefore, the charge remains in accumulated other comprehensive income (loss) for other benefits.

The estimated amounts that will be amortized into net periodic benefit costs for PG&E Corporation in 2013 are as follows:

Pension Benefit
(in millions)
Unrecognized prior service cost	$20
Unrecognized net loss	110
Total	$130
Other Benefits (in millions)
Unrecognized prior service cost	$24
Unrecognized net loss	6
Total	$30

There were no material differences between the estimated amounts that will be amortized into net periodic benefit costs for PG&E Corporation and the Utility.

Valuation Assumptions

The following actuarial assumptions were used in determining the projected benefit obligations and the net periodic benefit costs.  The following weighted average year-end assumptions were used in determining the plans' projected benefit obligations and net benefit cost.

	Pension Benefits			Other Benefits
	December 31,			December 31,
	2012	2011	2010	2012	2011	2010
Discount rate	3.98%	4.66%	5.42%	3.75 - 4.08%	4.41 - 4.77%	5.11 - 5.56%
Average rate of future
compensation increases	4.00%	5.00%	5.00%	-	-	-
Expected return on plan assets	5.40%	5.50%	6.60%	2.90 - 6.10%	4.40 - 5.50%	5.20 - 6.60%

The assumed health care cost trend rate as of December 31, 2012 was 7.5%, decreasing gradually to an ultimate trend rate in 2018 and beyond of approximately 5%.  A one-percentage-point change in assumed health care cost trend rate would have the following effects:

	One-	One-
	Percentage-	Percentage-
	Point	Point
(in millions)	Increase	Decrease
Effect on postretirement benefit obligation	$108	$(111)
Effect on service and interest cost	8	(8)

Expected rates of return on plan assets were developed by determining projected stock and bond returns and then applying these returns to the target asset allocations of the employee benefit plan trusts, resulting in a weighted average rate of return on plan assets.  Returns on fixed-income debt investments were projected based on real maturity and credit spreads added to a long-term inflation rate.  Returns on equity investments were estimated based on estimates of dividend yield and real earnings growth added to a long-term inflation rate.  For the pension plan, the assumed return of 5.4% compares to a ten-year actual return of 10.2%.  The rate used to discount pension benefits and other benefits was based on a yield curve developed from market data of over approximately 648 Aa-grade non-callable bonds at December 31, 2012.  This yield curve has discount rates that vary based on the duration of the obligations.  The estimated future cash flows for the pension benefits and other benefit obligations were matched to the corresponding rates on the yield curve to derive a weighted average discount rate.

The difference between actual and expected return on plan assets is included in unrecognized gain (loss), and is considered in the determination of future net periodic benefit income (cost).  The actual return on plan assets in 2011 exceeded expectations due to a higher than expected return on fixed-income debt investments.   The actual return on plan assets in 2012 was in line with expectations.

Investment Policies and Strategies

The financial position of PG&E Corporation's and the Utility's funded employee benefit plans is driven by the relationship between plan assets and liabilities.  As noted above, the funded status is the difference between the fair value of plan assets and projected benefit obligations.  Volatility in funded status occurs when asset values change differently from liability values and can result in fluctuations in costs for financial reporting, as well as the amount of minimum contributions required under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).  PG&E Corporation's and the Utility's investment policies and strategies are designed to increase the ratio of trust assets to plan liabilities at an acceptable level of funded status volatility.

Interest rate, credit, and equity risk are the key determinants of PG&E Corporation's and the Utility's funded status volatility.  In addition to affecting the trust's fixed-income portfolio market values, interest rate changes also influence liability valuations as discount rates move with current bond yields.  To manage this risk, PG&E Corporation's and the Utility's trusts hold significant allocations to fixed-income investments that include U.S. government securities, corporate securities, and other fixed-income securities.  Although they contribute to funded status volatility, equity investments are held to reduce long-term funding costs due to their higher expected return.  The equity investment allocation is implemented through portfolios that include common stock and commingled funds across multiple industry sectors.  Real assets and absolute return investments are held to diversify the trust's holdings in equity and fixed-income investments by exhibiting returns with low correlation to the direction of these markets.  Real assets include commodities futures, global real estate investment trusts (“REITS”), global listed infrastructure equities, and private real estate funds.  Absolute return investments include hedge fund portfolios.

Over the last three years, target allocations for equity investments have generally declined in favor of longer-maturity fixed-income investments and real assets as a means of dampening future funded status volatility.  In 2012, equity index futures were added to maintain existing equity exposure while adding exposure to fixed-income securities.  Historically, the equity investment allocation was implemented through diversified U.S. equity, non-U.S. equity, and global portfolios.  In 2012, the U.S. equity and non-U.S. equity allocations were eliminated and became a combined global equity allocation.

In accordance with the pension plan's investment guidelines, derivative instruments such as equity-index futures contracts are used primarily to maintain equity and fixed income portfolio exposure consistent with the investment policy and to rebalance the fixed income/equity allocation of the pension's portfolio.  Foreign currency exchange contracts are also used to hedge a portion of the currency of the global equity investments.

PG&E Corporation and the Utility apply a risk management framework for managing the risks associated with employee benefit plan trust assets.  The guiding principles of this risk management framework are the clear articulation of roles and responsibilities, appropriate delegation of authority, and proper accountability and documentation.  Trust investment policies and investment manager guidelines include provisions designed to ensure prudent diversification, manage risk through appropriate use of physical direct asset holdings and derivative securities, and identify permitted and prohibited investments.

The target asset allocation percentages for major categories of trust assets for pension and other benefit plans are as follows:

	Pension Benefits			Other Benefits
	2013	2012	2011	2013	2012	2011
Global equity securities	25%	35%	5%	28%	38%	3%
U.S. equity securities	-%	-%	26%	-%	-%	28%
Non-U.S. equity securities	-%	-%	14%	-%	-%	15%
Absolute return	5%	5%	5%	4%	4%	4%
Real assets	10%	10%	-%	8%	8%	-%
Extended fixed-income securities	3%	3%	-%	-%	-%	-%
Fixed-income securities	57%	47%	50%	60%	50%	50%
Total	100%	100%	100%	100%	100%	100%

Fair Value Measurements

The following tables present the fair value of plan assets for pension and other benefits plans by major asset category at December 31, 2012 and 2011.

	Fair Value Measurements
	At December 31,
	2012				2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Pension Benefits:
Money market investments	$112	$-	$-	$112	$51	$-	$-	$51
U.S. equity securities	-	-	-	-	273	2,161	-	2,434
Non-U.S. equity securities	-	-	-	-	131	1,363	-	1,494
Global equity securities	402	3,017	-	3,419	-	197	-	197
Absolute return	-	-	513	513	-	-	487	487
Real assets	525	-	285	810	522	-	65	587
Fixed-income securities:
U.S. government	1,576	139	-	1,715	1,224	172	-	1,396
Corporate	3	4,275	611	4,889	2	3,083	585	3,670
Other	-	576	-	576	1	688	-	689
Total	$2,618	$8,007	$1,409	$12,034	$2,204	$7,664	$1,137	$11,005
Other Benefits:
Money market investments	$77	$-	$-	$77	$48	$-	$-	$48
U.S. equity securities	-	-	-	-	86	222	-	308
Non-U.S. equity securities	-	-	-	-	79	108	-	187
Global equity securities	118	397	-	515	-	19	-	19
Absolute return	-	-	49	49	-	-	47	47
Real assets	68	-	28	96	31	-	6	37
Fixed-income securities:
U.S. government	148	5	-	153	151	-	-	151
Corporate	9	795	1	805	-	681	1	682
Other	-	38	-	38	1	44	-	45
Total	$420	$1,235	$78	$1,733	$396	$1,074	$54	$1,524
Total plan assets at fair value				$13,767				$12,529

In addition to the total plan assets disclosed at fair value in the table above, the trusts had other net assets of $132 million and other net liabilities of $45 million at December 31, 2012 and 2011, respectively.  These net assets and net liabilities were comprised primarily of cash, accounts receivable, accounts payable, and deferred taxes.

                                          Valuation Techniques

The following describes the valuation techniques used to measure the fair value of the assets and liabilities shown in the table above.  All investments that are valued using a net asset value per share can be redeemed quarterly with a notice not to exceed 90 days.

Money Market Investments

Money market investments consist primarily of commingled funds of U.S. government short-term securities that are considered Level 1 assets and valued at the net asset value of $1 per unit.  The number of units held by the plan fluctuates based on the unadjusted price changes in active markets for the funds' underlying assets.
Equity Securities

The global equity categories include equity investments in common stock and equity-index futures, and commingled funds comprised of equity across multiple industries and regions of the world.  Equity investments in common stock are actively traded on public exchanges and are therefore considered Level 1 assets.  These equity investments are generally valued based on unadjusted prices in active markets for identical securities.  Equity-index futures are valued based on unadjusted prices in active markets and are Level 1 assets.  Collateral posted related to these futures consist of money market investments that are considered Level 1 assets.  Commingled funds are valued using a net asset value per share and are maintained by investment companies for large institutional investors and are not publicly traded.  Commingled funds are comprised primarily of underlying equity securities that are publicly traded on exchanges, and price quotes for the assets held by these funds are readily observable and available.  Commingled funds are categorized as Level 2 assets.

Absolute Return

The absolute return category includes portfolios of hedge funds that are valued using a net asset value per share based on a variety of proprietary and non-proprietary valuation methods, including unadjusted prices for publicly-traded securities in active markets.  Hedge funds are considered Level 3 assets.

Real Assets

The real asset category includes portfolios of commodities, commodities futures, global REITS, global listed infrastructure equities, and private real estate funds.  The commodities, commodities futures, global REITS, and global listed infrastructure equities are actively traded on a public exchange and are therefore considered Level 1 assets.  Collateral posted related to the commodities futures consist of money market investments that are considered Level 1 assets.  Private real estate funds are valued using a net asset value per share derived using appraisals, pricing models, and valuation inputs that are unobservable and are considered Level 3 assets.

Fixed-Income

The fixed-income category includes U.S. government securities, corporate securities, and other fixed-income securities.

U.S. government fixed-income primarily consists of U.S. Treasury notes and U.S. government bonds that are valued based on quoted market prices or evaluated pricing data for similar securities adjusted for observable differences.  These securities are categorized as Level 1 or Level 2 assets.

Corporate fixed-income primarily includes investment grade bonds of U.S. issuers across multiple industries that are valued based on a compilation of primarily observable information or broker quotes in non-active markets.  The fair value of corporate bonds is determined using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads obtained from independent external parties such as vendors and brokers adjusted for any basis difference between cash and derivative instruments.  These securities are classified as Level 2 assets.  Corporate fixed-income also includes commingled funds that are valued using a net asset value per share and are comprised of corporate debt instruments.  Commingled funds are considered Level 2 assets.  Corporate fixed income also includes insurance contracts for deferred annuities.  These investments are valued using a net asset value per share using pricing models and valuation inputs that are unobservable and are considered Level 3 assets.

Other fixed-income primarily includes pass-through and asset-backed securities.  Pass-through securities are valued based on benchmark yields created using observable market inputs and are Level 2 assets.  Asset-backed securities are primarily valued based on broker quotes and are considered Level 2 assets.  Other fixed-income also includes municipal bonds and index futures.  Collateral posted related to the index futures consist of money market investments that are considered Level 1 assets.  Municipal bonds are valued based on a compilation of primarily observable information or broker quotes in non-active markets and are considered Level 2 assets.  Futures are valued based on unadjusted prices in active markets and are Level 1 assets.

Transfers Between Levels

PG&E Corporation and the Utility recognize any transfers between levels in the fair value hierarchy as of the end of the reporting period.  As shown in the table below, transfers out of Level 3 represent assets that were previously classified as Level 3 for which the lowest significant input became observable during the period.  No significant transfers between Levels 1 and 2 occurred in the years ended December 31, 2012 and 2011.

Level 3 Reconciliation

The following table is a reconciliation of changes in the fair value of instruments for pension and other benefit plans that have been classified as Level 3 for the years ended December 31, 2012 and 2011:

	Pension Benefits
	Absolute	Corporate	Other
(in millions)	Return	Fixed-Income	Fixed-Income	Real Assets	Total
Balance as of January 1, 2011	$494	$549	$120	$-	$1,163
Actual return on plan assets:
Relating to assets still held at the reporting date	5	57	(2)	-	60
Relating to assets sold during the period	2	-	1	-	3
Purchases, issuances, sales, and settlements
Purchases	-	14	2	65	81
Settlements	(14)	(35)	(58)	-	(107)
Transfers out of Level 3	-	-	(63)	-	(63)
Balance as of December 31, 2011	$487	$585	$-	$65	$1,137
Actual return on plan assets:
Relating to assets still held at the reporting date	26	28	-	12	66
Relating to assets sold during the period	-	(1)	-	-	(1)
Purchases, issuances, sales, and settlements
Purchases	-	12	-	208	220
Settlements	-	(13)	-	-	(13)
Balance as of December 31, 2012	$513	$611	$-	$285	$1,409

	Other Benefits
	Absolute	Corporate	Other
(in millions)	Return	Fixed-Income	Fixed-Income	Real Assets	Total
Balance as of January 1, 2011	$47	$129	$10	-	$186
Actual return on plan assets:
Relating to assets still held at the reporting date	1	16	-	-	17
Relating to assets sold during the period	-	(2)	-	-	(2)
Purchases, issuances, sales, and settlements
Purchases	-	34	-	6	40
Settlements	(1)	(30)	(5)	-	(36)
Transfers out of Level 3	-	(146)	(5)	-	(151)
Balance as of December 31, 2011	$47	$1	$-	$6	$54
Actual return on plan assets:
Relating to assets still held at the reporting date	2	-	-	1	3
Relating to assets sold during the period	-	-	-	-	-
Purchases, issuances, sales, and settlements
Purchases	-	1	-	21	22
Settlements	-	(1)	-	-	(1)
Balance as of December 31, 2012	$49	$1	$-	$28	$78

      There were no transfers out of Level 3 in 2012.

Cash Flow Information

Employer Contributions

PG&E Corporation and the Utility contributed $282 million to the pension benefit plans and $149 million to the other benefit plans in 2012.  These contributions are consistent with PG&E Corporation's and the Utility's funding policy, which is to contribute amounts that are tax-deductible and consistent with applicable regulatory decisions and federal minimum funding requirements.  None of these pension or other benefits were subject to a minimum funding requirement requiring a cash contribution in 2012.  The Utility's pension benefits met all the funding requirements under ERISA.  PG&E Corporation and the Utility expect to make total contributions of approximately $327 million and $109 million to the pension plan and other postretirement benefit plans, respectively, for 2013.

Benefits Payments and Receipts

As of December 31, 2012, the estimated benefits PG&E Corporation is expected to pay and federal subsidies it is estimated to receive in each of the next five fiscal years, and in aggregate for the five fiscal years thereafter for PG&E Corporation, are as follows:

(in millions)	Pension	Other	Federal Subsidy
2013	$581	$108	$(6)
2014	618	112	(7)
2015	656	115	(7)
2016	695	119	(8)
2017	732	124	(8)
2018 - 2022	4,172	662	(42)

There were no material differences between the estimated benefits expected to be paid by PG&E Corporation and paid by the Utility for the years presented above.  There were no material differences between the estimated subsidies expected to be received by PG&E Corporation and received by the Utility for the years presented above.

Defined Contribution Benefit Plans

PG&E Corporation sponsors employee retirement savings plans, including a 401(k) defined contribution savings plan.  These plans are qualified under applicable sections of the Code and provide for tax-deferred salary deductions, after-tax employee contributions, and employer contributions.  Employer contribution expense reflected in PG&E Corporation's Consolidated Statements of Income was as follows:

(in millions)
Year ended December 31,
2012	$67
2011	65
2010	56

There were no material differences between the employer contribution expense for PG&E Corporation and the Utility for the years presented above.